Interest, advances, promissory notes payable and loan payable (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest Advances Promissory Notes Payable And Loan Payable
Beginning balance	$ 4,662,731	$ 4,110,647
Interest incurred on promissory notes payable	531,418	542,834
Transferred from lines of credit interest	(24,000)	9,250
Ending	$ 5,170,149	$ 4,662,731